SCHEDULE OF DISAGGREGATION OF REVENUE BY TIMING OF REVENUE RECOGNITION (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 16,084	$ 20,814	$ 6,494
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	12,867	16,651	2,814
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 3,217	4,163	3,680
Cleaning Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue		16,651	2,814
Cleaning Systems [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		16,651	2,814
Cleaning Systems [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Dishware Washing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue		4,163	3,680
Dishware Washing Services [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Dishware Washing Services [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		$ 4,163	$ 3,680